BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.6%
	FIXED INCOME - 0.6%
25,000	SPDR Bloomberg High Yield Bond ETF			$ 2,320,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,322,670)			2,320,500

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.0%

	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.1130	06/01/26	2,318,400

	AUTOMOTIVE — 0.2%
33,908	Ford Motor Company	1.6250		829,051

	BANKING — 1.2%
117,000	Huntington Bancshares, Inc. - Series H	1.2500		2,139,930
122,135	US Bancorp, B - Series M	1.0000	04/15/26	2,271,711
				4,411,641
	TOTAL PREFERRED STOCKS (Cost $9,865,184)			7,559,092

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 36.8%
	AUTO LOAN — 17.1%
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2020-2 D	2.1300	03/18/26	1,910,922
1,039,000	Carmax Auto Owner Trust 2019-2 Series 2 D	3.4100	10/15/25	1,033,553
745,000	Carmax Auto Owner Trust 2019-3 Series 3 D	2.8500	01/15/26	733,446
2,000,000	CarMax Auto Owner Trust 2020-2 Series 2020-2 D	5.7500	05/17/27	1,990,485
1,912,627	Credit Acceptance Auto Loan Trust 2020-1 Series 2020-1A C(a)	2.5900	06/15/29	1,909,893
2,106,414	Exeter Automobile Receivables Trust 2021-1 Series 2021-1A C	0.7400	01/15/26	2,071,397
1,932,000	Exeter Automobile Receivables Trust 2021-3 Series 3A C	0.9600	10/15/26	1,852,889
2,645,000	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D	1.5500	06/15/27	2,417,592
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)	5.0200	10/15/29	3,339,771
1,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)	3.3500	04/15/27	894,029
1,890,534	First Investors Auto Owner Trust 2018-2 Series 2018-2A E(a)	5.3600	01/15/25	1,889,720

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 36.8% (Continued)
	AUTO LOAN — 17.1% (Continued)
1,555,000	First Investors Auto Owner Trust 2019-1 Series 2019-1A E(a)		4.5300	06/16/25	$ 1,553,373
2,000,000	First Investors Auto Owner Trust 2019-2 Series 2019-2A E(a)		3.8800	01/15/26	1,958,569
1,000,000	First Investors Auto Owner Trust 2020-1 Series 2020-1A E(a)		4.6300	06/16/26	983,705
1,005,000	First Investors Auto Owner Trust 2021-1 Series 1A C(a)		1.1700	03/15/27	950,832
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,018,156
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,106,903
1,100,000	Flagship Credit Auto Trust 2019-3 Series 3 D(a)		2.8600	12/15/25	1,069,235
1,709,026	Flagship Credit Auto Trust 2019-4 Series 2019-4 C(a)		2.7700	12/15/25	1,693,129
4,200,000	GM Financial Leasing Trust Series 2021-1 D		1.0100	07/21/25	4,133,641
520,773	Santander Drive Auto Receivables Trust 2019-2 Series 2019-2 D		3.2200	07/15/25	518,031
1,510,000	Santander Drive Auto Receivables Trust 2020-3 Series 2020-3 D		1.6400	11/16/26	1,464,579
1,630,303	Santander Drive Auto Receivables Trust 2021-1 Series 2021-1 C		0.7500	02/17/26	1,607,995
3,990,000	Santander Drive Auto Receivables Trust 2021-3 Series 2021-3 D		1.3300	09/15/27	3,754,688
1,500,000	Westlake Automobile Receivables Trust 2019-3 Series 2019-3A E(a)		3.5900	03/17/25	1,485,016
2,000,000	Westlake Automobile Receivables Trust 2019-3 Series 2019-3A F(a)		4.7200	04/15/26	1,982,558
1,000,000	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(a)		2.7600	01/15/26	978,013
3,000,000	Westlake Automobile Receivables Trust 2020-3 Series 2020-3A F(a)		5.1100	05/17/27	2,896,940
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)		2.3300	08/17/26	3,419,213
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	1,843,610
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,670,997
1,305,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(a)		1.5800	01/15/27	1,234,000
1,830,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	1,610,759
3,250,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	3,261,342
					65,238,981
	CLO — 19.3%
1,333,620	Allegro CLO II-S Ltd. Series 2014-1RA A1(a),(b)	US0003M + 1.080%	5.8950	10/21/28	1,324,932
700,000	Allegro CLO II-S Ltd. Series 2014-1RA B(a),(b)	US0003M + 2.150%	6.9650	10/21/28	681,563
5,050,000	ALM 2020 Ltd. Series 2020-1A A2(a),(b)	US0003M + 1.850%	6.6420	10/15/29	4,976,825
1,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	US0003M + 5.750%	10.5580	04/20/34	1,321,862
1,497,939	Ares XL CLO Ltd. Series 2016-40A A1RR(a),(b)	US0003M + 0.870%	5.6620	01/15/29	1,487,221
3,675,000	Ares XL CLO Ltd. Series 2016-40A BRR(a),(b)	US0003M + 1.800%	6.5920	01/15/29	3,542,314
750,000	Carlyle US CLO 2016-4 Ltd. Series 2016-4A CR(a),(b)	US0003M + 2.800%	7.6080	10/20/27	692,401
2,250,000	CARLYLE US CLO 2019-2 Ltd. Series 2019-2A A2R(a),(b)	US0003M + 1.650%	6.4420	07/15/32	2,191,070
1,165,843	CIFC Funding 2014-II-R Ltd. Series 2014-2RA A1(a),(b)	US0003M + 1.050%	5.8660	04/24/30	1,157,060

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 36.8% (Continued)
	CLO — 19.3% (Continued)
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	US0003M + 3.150%	7.9660	10/24/30	$ 2,788,287
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	US0003M + 1.700%	6.5640	11/15/28	967,446
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	US0003M + 2.600%	7.4640	11/15/28	3,181,881
224,455	Dryden Senior Loan Fund Series 2017-47A A1R(a),(b)	US0003M + 0.980%	5.7720	04/15/28	222,938
1,454,845	Elevation CLO 2014-2 Ltd. Series 2014-2A A1R(a),(b)	TSFR3M + 1.492%	6.1240	10/15/29	1,448,308
1,700,000	Elmwood CLO 20 Ltd. Series 2022-7A B1(a),(b)	TSFR3M + 2.750%	7.1580	10/17/34	1,687,439
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(a),(b)	US0003M + 3.150%	7.9580	04/20/34	2,531,705
2,500,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A DR2(a),(b)	US0003M + 3.000%	7.8020	10/29/29	2,376,195
2,250,000	Highbridge Loan Management 7-2015 Ltd. Series 2015 BR(a),(b)	US0003M + 1.180%	6.0440	03/15/27	2,248,535
4,250,000	Jay Park CLO Ltd. Series 2016-1A BR(a),(b)	US0003M + 2.000%	6.8080	10/20/27	4,127,200
3,420,000	JFIN CLO 2016 Ltd. Series 2016-1A DR(a),(b)	US0003M + 3.400%	8.2150	10/27/28	3,332,103
4,000,000	LCM XX, L.P. Series 20A ER(a),(b)	US0003M + 5.450%	10.2580	10/20/27	3,664,568
500,000	LCM XXI, L.P. Series 21A DR(a),(b)	US0003M + 2.800%	7.6080	04/20/28	492,167
998,740	LCM XXII Ltd. Series 22A A1R(a),(b)	US0003M + 1.160%	5.9680	10/20/28	993,090
2,000,000	Madison Park Funding XXIV Ltd. Series 2016-24A BR(a),(b)	TSFR3M + 2.012%	6.6510	10/20/29	1,981,654
344,790	Magnetite VII Ltd. Series 2012-7A A1R2(a),(b)	US0003M + 0.800%	5.5920	01/15/28	341,942
950,000	Magnetite XVIII Ltd. Series 2016-18A BR(a),(b)	US0003M + 1.500%	6.3640	11/15/28	933,255
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	US0003M + 1.850%	6.6420	10/15/29	1,924,136
6,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A CR2(a),(b)	US0003M + 2.000%	6.8150	04/22/29	5,768,430
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	US0003M + 2.700%	7.4980	01/19/32	1,842,638
2,900,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	US0003M + 3.100%	7.9080	07/20/29	2,661,289
223,600	Race Point VIII CLO Ltd. Series 2013-8A AR2(a),(b)	US0003M + 1.040%	5.9550	02/20/30	221,158
2,000,000	Regatta IX Funding Ltd. Series 2017-1A E(a),(b)	US0003M + 6.000%	10.7920	04/17/30	1,714,804
2,250,000	Regatta XIII Funding Ltd. Series 2018-2A C(a),(b)	US0003M + 3.100%	7.8920	07/15/31	2,074,219
150,000	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	US0003M + 0.800%	5.5950	01/18/34	149,874
850,000	Silver Creek CLO Ltd. Series 2014-1A CR(a),(b)	US0003M + 2.300%	7.1080	07/20/30	828,782
655,938	Silvermore CLO Ltd. Series 2014-1A C(a),(b)	US0003M + 3.450%	8.3140	05/15/26	655,130
2,000,000	Venture XVII CLO Ltd. Series 2014-17A DRR(a),(b)	US0003M + 2.820%	7.6120	04/15/27	1,827,114
1,390,000	Wellfleet CLO 2016-1 Ltd. Series 2016-1A DR(a),(b)	US0003M + 2.900%	7.7080	04/20/28	1,337,662
500,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	US0003M + 3.150%	7.9580	07/20/34	423,081
1,500,000	Wind River CLO Ltd. Series 2021-1A C(a),(b)	US0003M + 1.950%	6.7580	04/20/34	1,370,241
					73,492,519
	NON AGENCY CMBS — 0.1%
411,870	COMM 2012-CCRE5 Mortgage Trust Series 2012-CR5 C(a),(c)		4.4560	12/10/45	384,790

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 36.8% (Continued)
	OTHER ABS — 0.2%
706,075	MVW Owner Trust 2017-1 Series 2017-1A A(a)		2.4200	12/20/34	$ 695,589

	RESIDENTIAL MORTGAGE — 0.1%
159,742	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	US0001M + 0.600%	4.2080	02/25/57	159,113
260,880	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(c)		2.7500	10/25/57	249,322
					408,435
	TOTAL ASSET BACKED SECURITIES (Cost $144,870,102)				140,220,314

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3%
	ASSET MANAGEMENT — 0.6%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	1,721,936
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	730,432
					2,452,368
	AUTOMOTIVE — 0.3%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	940,734
250,000	Dana, Inc.		5.3750	11/15/27	233,444
					1,174,178
	BANKING — 1.4%
1,995,000	Bank of America Corporation Series FF(c)	US0003M + 2.931%	5.8750	09/15/71	1,797,495
2,400,000	JPMorgan Chase & Company(c)	US0003M + 3.300%	6.0000	02/01/68	2,355,000
1,533,000	Synovus Financial Corporation(c)	USSW5 + 3.379%	5.9000	02/07/29	1,249,122
					5,401,617
	CABLE & SATELLITE — 0.2%
1,000,000	CCO Holdings, LLC/CCO Holdings Capital Corporation(a)		5.0000	02/01/28	923,715

	CHEMICALS — 1.5%
3,000,000	Avient Corporation(a)		5.7500	05/15/25	2,971,288
492,000	HB Fuller Company		4.0000	02/15/27	451,291
770,000	HB Fuller Company		4.2500	10/15/28	683,916
2,000,000	Ingevity Corporation(a)		3.8750	11/01/28	1,716,048

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3% (Continued)
	CHEMICALS — 1.5% (Continued)
					$ 5,822,543
	COMMERCIAL SUPPORT SERVICES — 1.2%
2,000,000	AMN Healthcare, Inc.(a)		4.6250	10/01/27	1,856,846
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,785,720
					4,642,566
	CONSTRUCTION MATERIALS — 0.9%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,417,741

	CONSUMER SERVICES — 1.8%
3,775,000	Rent-A-Center, Inc.(a)		6.3750	02/15/29	3,174,480
3,885,000	Service Corp International		5.1250	06/01/29	3,757,523
					6,932,003
	CONTAINERS & PACKAGING — 1.4%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,280,124
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	2,952,020
					5,232,144
	DIVERSIFIED INDUSTRIALS — 0.2%
919,000	General Electric Company(c)	US0003M + 3.330%	8.1960	06/15/69	921,527

	ENGINEERING & CONSTRUCTION — 1.8%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,876,517
4,975,000	MasTec, Inc.(a)		4.5000	08/15/28	4,597,465
					6,473,982
	FOOD — 1.3%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,912,443
1,264,000	Post Holdings, Inc.(a)		5.7500	03/01/27	1,233,770
					5,146,213
	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
3,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	2,989,846

	HEALTH CARE FACILITIES & SERVICES — 0.6%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,328,000

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3% (Continued)
	HOME CONSTRUCTION — 1.3%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	$ 1,626,980
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,220,527
2,120,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	2,102,097
					4,949,604
	HOUSEHOLD PRODUCTS — 1.1%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,780,433
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	331,837
					4,112,270
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(c)	US0003M + 2.874%	5.0000	05/10/66	3,388,814

	INTERNET MEDIA & SERVICES — 0.7%
2,500,000	Netflix, Inc.		5.7500	03/01/24	2,514,847
100,000	Netflix, Inc.		5.8750	02/15/25	102,099
					2,616,946
	LEISURE FACILITIES & SERVICES — 0.8%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,173,094

	MACHINERY — 0.9%
4,000,000	ATS Automation Tooling Systems, Inc.(a)		4.1250	12/15/28	3,552,220

	METALS & MINING — 1.6%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,529,272
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,811,231
					6,340,503
	OIL & GAS PRODUCERS — 5.4%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,594,500
3,250,000	Hess Midstream Operations, L.P.(a)		5.6250	02/15/26	3,220,376
638,000	Murphy Oil Corporation		5.7500	08/15/25	632,391
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,139,895
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	684,150
2,000,000	Oasis Petroleum, Inc.(a)		6.3750	06/01/26	1,983,370
3,000,000	Plains All American Pipeline, L.P. Series B(c)	US0003M + 4.110%	6.1250	11/15/66	2,685,539
2,825,000	Sunoco, L.P./Sunoco Finance Corporation		6.0000	04/15/27	2,792,505

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3% (Continued)
	OIL & GAS PRODUCERS — 5.4% (Continued)
2,909,000	Targa Resources Partners, L.P./Targa Resources	5.0000	01/15/28	$ 2,815,176
				20,547,902
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(a)	5.6250	07/15/27	1,393,793

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
3,000,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)	6.0000	04/15/25	2,883,586
2,000,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	1,907,890
				4,791,476
	RETAIL - CONSUMER STAPLES — 1.0%
3,910,000	SEG Holding, LLC/S.E.G Finance Corporation(a)	5.6250	10/15/28	3,716,424

	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,275,918
2,250,000	Penske Automotive Group, Inc.	3.5000	09/01/25	2,118,207
				3,394,125
	SEMICONDUCTORS — 1.6%
2,180,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	2,182,313
2,075,000	ON Semiconductor Corporation(a)	3.8750	09/01/28	1,870,416
2,200,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,897,812
				5,950,541
	SOFTWARE — 0.1%
500,000	NortonLifeLock, Inc.(a)	6.7500	09/30/27	503,125

	SPECIALTY FINANCE — 0.7%
3,000,000	FirstCash, Inc.(a)	4.6250	09/01/28	2,667,122

	TECHNOLOGY SERVICES — 0.6%
2,500,000	Booz Allen Hamilton, Inc.(a)	3.8750	09/01/28	2,283,675

	TRANSPORTATION EQUIPMENT — 1.0%
2,000,000	Allison Transmission, Inc.(a)	4.7500	10/01/27	1,891,504
2,000,000	Allison Transmission, Inc.(a)	5.8750	06/01/29	1,949,600

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3% (Continued)
	TRANSPORTATION EQUIPMENT — 1.0% (Continued)
					$ 3,841,104
	TOTAL CORPORATE BONDS (Cost $141,365,540)				131,081,181

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 17.0%
	AUTOMOTIVE — 0.2%
790,625	Adient US, LLC(b)	US0001M + 3.250%	7.8800	04/08/28	790,625

	BIOTECH & PHARMA — 2.4%
3,000,000	Horizon Therapeutics USA, Inc.(b)	US0001M + 2.000%	6.6300	05/22/26	3,000,570
987,406	Horizon Therapeutics USA, Inc.(b)	US0001M + 1.750%	6.3800	03/15/28	986,946
2,636,992	Organon & Company(b)	US0003M + 3.000%	8.0000	06/02/28	2,635,898
2,347,619	Prestige Brands, Inc.(b)	US0001M + 2.000%	6.6300	07/01/28	2,346,164
					8,969,578
	CABLE & SATELLITE — 0.8%
2,902,256	Charter Communications Operating, LLC(b)	TSFR1M + 1.750%	6.3700	02/01/27	2,881,214

	CHEMICALS — 0.8%
3,000,000	HB Fuller Company(b)	TSFR1M + 2.500%	7.1200	02/15/30	3,018,750

	COMMERCIAL SUPPORT SERVICES — 0.8%
2,940,000	AlixPartners LLP(b)	US0001M + 2.750%	7.3800	02/04/28	2,934,958

	CONSTRUCTION MATERIALS — 0.9%
2,939,240	Quikrete Holdings, Inc.(b)	US0001M + 2.625%	7.2600	01/31/27	2,899,752
997,500	Summit Materials, LLC(b)	TSFR6M + 3.000%	7.6100	12/14/27	1,000,617
					3,900,369
	CONTAINERS & PACKAGING — 0.6%
2,395,221	Plastipak Packaging, Inc.(b)	US0001M + 2.500%	7.1900	12/01/28	2,386,238

	ELECTRIC UTILITIES — 0.8%
2,901,123	Vistra Operations Company, LLC(b)	US0001M + 1.750%	6.3500	12/31/25	2,889,794

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 17.0% (Continued)
	ENGINEERING & CONSTRUCTION — 0.9%
3,568,851	Centuri Group, Inc.	US0003M + 2.500%	7.4500	08/27/28	$ 3,547,670

	FOOD — 0.8%
2,932,508	Utz Quality Foods, LLC(b)	TSFR1M + 3.000%	7.7300	01/20/28	2,927,934

	LEISURE FACILITIES & SERVICES — 0.8%
2,962,406	Hilton Grand Vacations Borrower, LLC(b)	US0001M + 3.000%	7.6300	08/02/28	2,966,109

	LEISURE PRODUCTS — 1.0%
2,947,500	Hayward Industries, Inc.(b)	US0001M + 2.500%	7.1300	05/28/28	2,868,286
995,000	Hayward Industries, Inc.(b)	TSFR1M + 3.250%	7.9700	05/28/28	966,394
					3,834,680
	MACHINERY — 0.7%
2,637,999	Columbus McKinnon Corporation(b)	US0003M + 2.750%	7.5000	05/13/28	2,624,809

	MEDICAL EQUIPMENT & DEVICES — 0.5%
1,831,337	Avantor Funding, Inc.(b)	US0001M + 2.250%	6.8800	11/06/27	1,833,168

	OIL & GAS PRODUCERS — 1.0%
3,930,000	Pilot Travel Centers, LLC(b)	TSFR1M + 2.000%	6.7200	08/06/28	3,921,157

	PUBLISHING & BROADCASTING — 1.1%
2,962,500	Gray Television, Inc.(b)	US0001M + 3.000%	7.6600	12/01/28	2,883,994
1,549,070	Nexstar Broadcasting, Inc.(b)	US0001M + 2.500%	7.1300	09/19/26	1,547,614
					4,431,607
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
969,388	Iron Mountain, Inc.(b)	US0001M + 1.750%	6.3800	01/02/26	959,694

	SOFTWARE — 1.0%
3,885,219	Open Text Corporation(b)	US0001M + 1.750%	6.3800	05/30/25	3,881,587

	SPECIALTY FINANCE — 1.0%
3,934,984	FleetCor Technologies Operating Company, LLC(b)	US0001M + 1.750%	6.3800	04/22/28	3,917,788

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 17.0% (Continued)
	TECHNOLOGY HARDWARE — 0.6%
2,250,000	Ciena Corporation(b)	TSFR1M + 2.500%	7.0600	01/12/30	$ 2,252,824

	TOTAL TERM LOANS (Cost $65,055,985)				64,870,553

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.7%
	U.S. TREASURY BILLS — 5.7%
22,000,000	United States Treasury Bill(d)		–	08/10/23	21,632,440

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,632,145)				21,632,440

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
6,187,887	First American Government Obligations Fund Class X, 4.64% (Cost $6,187,887)(e)				6,187,887

	TOTAL INVESTMENTS - 98.0% (Cost $391,299,513)				$ 373,871,967
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				7,822,737
	NET ASSETS - 100.0%				$ 381,694,704

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

TSFR1M	CME Term SOFR (Secured Overnight Financing Rate) 1 Month
TSFR3M	CME Term SOFR (Secured Overnight Financing Rate) 3 Month
TSFR6M	CME Term SOFR (Secured Overnight Financing Rate) 6 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $198,356,196 or 52.0% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2023.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.